Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only [Abstract]
Statements of Comprehensive Income
 Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2025	2024	2023
Income:
Dividends and interest from subsidiaries	$202,345	$34,244	$34,220
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	202,345	34,244	34,220

Expense:
Operating supplies	-	-	-
Professional services	775	865	972
Miscellaneous expense	403	408	1,371
Total expense	1,178	1,273	2,343
Income before income taxes and subsidiaries’ undistributed earnings	201,167	32,971	31,877
Income tax benefit	(176)	(228)	(530)
Income before subsidiaries’ undistributed earnings	201,343	33,199	32,407
Equity in undistributed earnings of subsidiaries	(140,206)	15,634	26,239
Net income	$61,137	$48,833	$58,646
Change in other comprehensive income	13,885	9,376	13,957
Comprehensive income	$75,022	$58,209	$72,603

Statements of Condition
Statements of Condition

(dollars in thousands)	December 31,
	2025	2024
Assets:
Cash in subsidiary bank	$167,203	$32,083
Investments in subsidiaries	524,309	649,373
Securities available for sale	55	49
Other assets	913	890

Total assets	692,480	682,395
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	6,052	6,052
Total liabilities	6,052	6,052
Shareholders’ equity	686,428	676,343

Total liabilities and shareholders’ equity	$692,480	$682,395

Statements of Cash Flows
Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2025	2024	2023
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$61,137	$48,833	$58,646
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	140,206	(15,634)	(26,239)
Stock based compensation expense	-	-	-
Net change in other assets and accrued expenses	(214)	(1,796)	(1,563)
Total adjustments	139,992	(17,430)	(27,802)

Net cash provided by operating activities	201,129	31,403	30,844

Cash flows from investing activities:
Purchases of securities available for sale	-	-	-

Net cash used in investing activities	-	-	-

Cash flows from financing activities:
Stock based award tax withholding payments	(292)	(193)	-
Proceeds from exercise of stock options	24	95	-
Dividends paid	(27,607)	(27,395)	(27,376)
Payments to acquire treasury stock	(38,134)	(374)	-
Proceeds from sales of treasury stock	-	-	-
Net cash used in financing activities	(66,009)	(27,867)	(27,376)

Net increase in cash and cash equivalents	135,120	3,536	3,468

Cash and cash equivalents at beginning of year	32,083	28,547	25,079

Cash and cash equivalents at end of year	$167,203	$32,083	$28,547